WARRANTS (Details 1)	3 Months Ended
	Mar. 31, 2023 $ / shares shares	Aug. 31, 2022 $ / shares	Feb. 28, 2022 $ / shares	Feb. 15, 2022 $ / shares
Statement [Line Items]
Number Of Warrants	44,891,403
Weighted average remaining life in years	3 years 8 months 15 days
Weighted average remaining life in years	1 year 1 month 28 days
Exercise Price | (per share)	$ 0.20	$ 0.18	$ 0.35	$ 0.35
Warrant [member]
Statement [Line Items]
Number Of Warrants	21,250,000
Expiry Date	Jul. 22, 2023
Weighted average remaining life in years	3 months 21 days
Exercise Price | $ / shares	$ 0.60
Warrant 1 [member]
Statement [Line Items]
Number Of Warrants	1,357,441
Expiry Date	Feb. 19, 2024
Exercise Price | $ / shares	$ 0.60
Warrant 2 [member]
Statement [Line Items]
Number Of Warrants	9,519,000
Expiry Date	Mar. 04, 2024
Weighted average remaining life in years	11 months 4 days
Exercise Price | $ / shares	$ 0.60
Warrant 3 [member]
Statement [Line Items]
Number Of Warrants	4,494,286
Expiry Date	Jun. 30, 2024
Weighted average remaining life in years	1 year 3 months
Exercise Price | $ / shares	$ 0.14
Warrant 4 [member]
Statement [Line Items]
Number Of Warrants	783,176
Expiry Date	Jun. 30, 2024
Weighted average remaining life in years	1 year 3 months
Exercise Price | $ / shares	$ 0.13
Warrant 5 [member]
Statement [Line Items]
Number Of Warrants	1,487,500
Expiry Date	Jul. 22, 2024
Weighted average remaining life in years	1 year 3 months 21 days
Exercise Price | $ / shares	$ 0.40
Warrants 6 [Member]
Statement [Line Items]
Number Of Warrants	6,000,000
Expiry Date	Sep. 30, 2027
Weighted average remaining life in years	4 years 6 months
Exercise Price | $ / shares	$ 0.20